Property, plant and equipment (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 18,308,400
Balance end	22,661,152
Lease Network 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	3,048,509
Opening balance	2,143,142
Balance beginning	1,312,785
Balance beginning	(60,187)
Balance beginning	(1,097,799)
Balance end	R$ 5,346,450
Amortization percentage per year	12.25%
Lease Stores And Kiosks 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 541,312
Opening balance
Balance beginning	243,162
Balance beginning	(14,715)
Balance beginning	(130,549)
Balance end	R$ 639,210
Amortization percentage per year	11.25%
Lease Land Network 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 1,504,233
Opening balance	786,307
Balance beginning	560,755
Balance beginning	(83,045)
Balance beginning	(374,459)
Balance end	R$ 2,393,791
Amortization percentage per year	12.12%
Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 1,400,999
Opening balance
Balance beginning	88,551
Balance beginning	(4,764)
Balance beginning	(478,704)
Balance end	R$ 1,006,082
Amortization percentage per year	7.41%
Right Of Use In Lease 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 6,495,053
Opening balance	2,929,449
Balance beginning	2,205,253
Balance beginning	(162,711)
Balance beginning	(2,081,511)
Balance end	R$ 9,385,533